Cash and Cash Equivalents: (Details 1) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 45,617,317	$ 47,588,968
Short term investments	100,847,343	100,057,385
Total	$ 146,464,660	$ 147,646,353